7. Derivative Liability: Schedule of Inputs and Assumptions Used to Value Convertible Debentures (Details)																																12 Months Ended
	Jul. 31, 2016	Jul. 28, 2016	Jul. 27, 2016	Jul. 21, 2016	Jun. 13, 2016	May 17, 2016	Apr. 30, 2016	Apr. 05, 2016	Dec. 07, 2015	Nov. 17, 2015	Apr. 30, 2015	Apr. 22, 2015	Apr. 16, 2015	Mar. 05, 2015	Jan. 31, 2015	Jan. 30, 2015	Jan. 26, 2015	Jan. 22, 2015	Jan. 21, 2015	Jan. 15, 2015	Jan. 14, 2015	Jan. 09, 2015	Nov. 18, 2014	Nov. 10, 2014	Nov. 07, 2014	Nov. 03, 2014	Oct. 31, 2014	Oct. 30, 2014	Sep. 19, 2014	Jul. 31, 2014	Jun. 15, 2014	Apr. 30, 2016
Expected Volatility																																444.00%
Risk-Free Interest Rate																																0.07%
Fair Value Assumptions, Expected Dividend Rate																																0.00%
Expected Life (in years)																																6 months 4 days
Convertible Debenture One
Expected Volatility							366.00%				747.00%	742.00%	736.00%	693.00%	528.00%								370.00%	355.00%	352.00%	348.00%	336.00%	335.00%	426.00%	362.00%	433.00%
Risk-Free Interest Rate							0.56%				0.24%	0.23%	0.22%	0.25%	0.01%								0.02%	0.02%	0.05%	0.07%	0.05%	0.06%	0.04%	0.01%	0.03%
Fair Value Assumptions, Expected Dividend Rate							0.00%				0.00%	0.00%	0.00%	0.00%	0.00%								0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected Life (in years)							1 year				10 months 6 days	10 months 13 days	10 months 17 days	1 year	1 month 17 days								4 months 2 days	4 months 10 days	4 months 13 days	4 months 17 days	4 months 17 days	4 months 20 days	6 months	1 month 20 days	3 months 4 days
Convertible Debenture One | Mark To Market One
Expected Volatility							366.00%
Risk-Free Interest Rate							0.56%
Fair Value Assumptions, Expected Dividend Rate							0.00%
Expected Life (in years)							1 year
Convertible Debenture One | Date Of Conversion One
Expected Volatility						433.00%
Risk-Free Interest Rate						0.58%
Fair Value Assumptions, Expected Dividend Rate						0.00%
Expected Life (in years)						10 months 2 days
Convertible Debenture Two
Expected Volatility							312.00%	371.00%	251.00%	301.00%	520.00%		512.00%		528.00%	496.00%		635.00%	650.00%	577.00%		597.00%
Risk-Free Interest Rate							0.56%	0.56%	0.29%	0.03%	0.24%		0.22%		0.01%	0.01%		0.02%	0.01%	0.03%		0.02%
Fair Value Assumptions, Expected Dividend Rate							0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%	0.00%		0.00%	0.00%	0.00%		0.00%
Expected Life (in years)							9 months 29 days	10 months 24 days	2 months 16 days	3 months 7 days	9 months 25 days		10 months 10 days		22 days	25 days		1 month 2 days	1 month 2 days	1 month 10 days		1 month 13 days
Convertible Debenture Two | Mark To Market One
Expected Volatility	312.00%
Risk-Free Interest Rate	0.56%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	9 months 29 days
Convertible Debenture Two | Date Of Conversion One
Expected Volatility					485.00%
Risk-Free Interest Rate					0.40%
Fair Value Assumptions, Expected Dividend Rate					0.00%
Expected Life (in years)					8 months 16 days
Convertible Debenture Two | Mark To Market Two
Expected Volatility	468.00%
Risk-Free Interest Rate	0.38%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	6 months 29 days
Convertible Debenture Three
Expected Volatility							111.00%				576.00%				505.00%		494.00%				462.00%
Risk-Free Interest Rate							0.56%				0.00%				0.02%		0.03%				0.04%
Fair Value Assumptions, Expected Dividend Rate							0.00%				0.00%				0.00%		0.00%				0.00%
Expected Life (in years)							22 days				22 days				3 months 22 days		3 months 25 days				4 months 6 days
Convertible Debenture Three | Mark To Market One
Expected Volatility							111.00%
Risk-Free Interest Rate							0.56%
Fair Value Assumptions, Expected Dividend Rate							0.00%
Expected Life (in years)							22 days
Convertible Debenture Three | Mark To Market Two
Expected Volatility	472.00%
Risk-Free Interest Rate	0.50%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	9 months 22 days
Convertible Debenture Four | Date Of Conversion One
Expected Volatility		490.00%
Risk-Free Interest Rate		0.35%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Expected Life (in years)		10 months 17 days
Convertible Debenture Four | Mark To Market Two
Expected Volatility	513.00%
Risk-Free Interest Rate	0.38%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	9 months 14 days
Convertible Debenture Four | Date Note Became Convertible
Expected Volatility						467.00%
Risk-Free Interest Rate						0.58%
Fair Value Assumptions, Expected Dividend Rate						0.00%
Expected Life (in years)						1 year
Convertible Debenture Four | Date Of Conversion Two
Expected Volatility			508.00%
Risk-Free Interest Rate			0.40%
Fair Value Assumptions, Expected Dividend Rate			0.00%
Expected Life (in years)			9 months 22 days
Convertible Debenture Five | Mark To Market One
Expected Volatility	458.00%
Risk-Free Interest Rate	0.50%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	9 months 14 days
Convertible Debenture Five | Issuance Date One
Expected Volatility						476.00%
Risk-Free Interest Rate						0.58%
Fair Value Assumptions, Expected Dividend Rate						0.00%
Expected Life (in years)						1 year
Convertible Debenture Six | Mark To Market One
Expected Volatility	481.00%
Risk-Free Interest Rate	0.50%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	8 months 19 days
Convertible Debenture Six | Issuance Date One
Expected Volatility				470.00%
Risk-Free Interest Rate				0.54%
Fair Value Assumptions, Expected Dividend Rate				0.00%
Expected Life (in years)				9 months